The composition of the investment portfolios is presented below: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
F A F [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 3,547,727	R$ 3,553,215
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	7.49%	7.49%
F A F [Member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 2,308,861	R$ 2,330,909
Percentage of plan assets at fair value	65.10%	65.60%
F A F [Member] | Variable Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 517,259	R$ 579,174
Percentage of plan assets at fair value	14.60%	16.30%
F A F [Member] | Realestate 1 [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 334,905	R$ 358,875
Percentage of plan assets at fair value	9.40%	10.10%
F A F [Member] | Structured Investment [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 321,779	R$ 262,938
Percentage of plan assets at fair value	9.10%	7.40%
F A F [Member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 45,411
Percentage of plan assets at fair value	1.30%
F A F [Member] | Transactions With Participants [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 19,512	R$ 21,319
Percentage of plan assets at fair value	0.50%	0.60%
Plan I I [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 22,298	R$ 24,170
Percentage of plan assets at fair value	100.00%
% of nominal return on assets	7.25%	7.25%
Plan I I [Member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 19,386	R$ 22,382
Percentage of plan assets at fair value	86.90%	92.60%
Plan I I [Member] | Variable Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 1,106	R$ 870
Percentage of plan assets at fair value	5.00%	3.60%
Plan I I [Member] | Realestate 1 [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 20
Percentage of plan assets at fair value	0.10%
Plan I I [Member] | Structured Investment [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 1,527	R$ 918
Percentage of plan assets at fair value	6.80%	3.80%
Plan I I [Member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 259
Percentage of plan assets at fair value	1.20%